Shareholders' Deficit (Details) - USD ($)			1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 24, 2020	Sep. 30, 2020	Dec. 24, 2020	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 12, 2020	Nov. 09, 2020
Shareholders' Deficit (Details) [Line Items]
Preferred stock, shares authorized				5,000,000	5,000,000	5,000,000
Preferred stock par value (in Dollars per share)				$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, subscribed amount (in Dollars)				$ 64,996,857.71
Ordinary shares approximate per share (in Dollars per share)							$ 10
Aggregate founders shares				6,326,758
Forfeited shares	337,500		337,500
Business combination warrants, description				The Company’s initial shareholders have agreed not to transfer, assign or sell 50% its founder shares until the earlier to occur of (i) six months after the date of the consummation of the initial Business Combination or (ii) the date on which the closing price of the Company’s Class A ordinary shares equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after the initial Business Combination and the remaining 50% of the founder shares may not be transferred, assigned or sold until six months after the date of the consummation of the initial Business Combination, or earlier, in either case, if, subsequent to the initial Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the shareholders having the right to exchange their shares for cash, securities or other property.	The Company’s initial shareholders have agreed not to transfer, assign or sell 50% its founder shares until the earlier to occur of (i) six months after the date of the consummation of the initial Business Combination or (ii) the date on which the closing price of the Company’s Class A ordinary shares equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after the initial Business Combination and the remaining 50% of the founder shares may not be transferred, assigned or sold until six months after the date of the consummation of the initial Business Combination, or earlier, in either case, if, subsequent to the initial Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the shareholders having the right to exchange their shares for cash, securities or other property.
Founder shares [Member]
Shareholders' Deficit (Details) [Line Items]
Ordinary shares, shares issued								2,587,500
Class A Ordinary Shares [Member]
Shareholders' Deficit (Details) [Line Items]
Ordinary shares, shares authorized				500,000,000	500,000,000
Ordinary shares, par value (in Dollars per share)				$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares outstanding				554,000	554,000	554,000
Ordinary shares, shares issued				554,000	554,000	554,000
Ordinary shares, subject to possible redemption				2,673,242	9,000,000
Class B Ordinary Shares [Member]
Shareholders' Deficit (Details) [Line Items]
Ordinary shares, shares authorized				50,000,000	50,000,000
Ordinary shares, par value (in Dollars per share)				$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares outstanding				2,250,000	2,250,000	2,250,000
Ordinary shares, shares issued	2,250,000		2,250,000	2,250,000	2,250,000	2,250,000
Ordinary shares, subscribed		2,875,000
Ordinary shares, subscribed amount (in Dollars)		$ 25,000
Ordinary shares approximate per share (in Dollars per share)		$ 0.01
Ordinary shares outstanding percentage				20.00%	20.00%
Issued and outstanding share percentage (in Dollars)		$ 0.01
Founder shares [Member]
Shareholders' Deficit (Details) [Line Items]
Aggregate founders shares								287,500
Ordinary shares, shares issued								2,587,500